Note 10 - Derivative Liabilities (Details Narratives) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Derivative Liability [Abstract]
Fair Value	$ 448,099		$ 356,608
Loss from change in fair value of derivative liabilities	191,817	194,940
Loss due to value in excess of face value of convertible notes	87,115	31,118
Loss (Gain) attributable to fair value of preferred stock	(3,376)	62,065
Loss (Gain) attributable to fair value of warrants	(18,039)	91,594
Net loss in market value on convertible notes	$ 126,117	$ 10,163